Benefit Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005 Long-Term Incentive Plan (LTIP) [Member]	Dec. 31, 2013 Non-Vested Share Awards [Member]	Dec. 31, 2013 Non-Vested Share Awards [Member] Maximum [Member]	Dec. 31, 2013 Non-Vested Share Awards [Member] Minimum [Member]	Dec. 31, 2013 Share Options Award [Member]	Dec. 31, 2013 Exercisable In Increments Over Four-Year Period [Member]	Dec. 31, 2013 Exercisable In Increments Over Three-Year Period [Member]	Dec. 31, 2013 Performance Awards [Member]	Dec. 31, 2012 Performance Awards [Member]	Dec. 31, 2011 Performance Awards [Member]	Dec. 31, 2013 Savings Plan [Member]	Dec. 31, 2012 Savings Plan [Member]	Dec. 31, 2011 Savings Plan [Member]	Dec. 31, 2013 Savings Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance as awards			14,000,000				9,800,000						1,000,000
Share awards, vest rate					33.00%	20.00%		25.00%	33.00%				33.00%
Unrecognized compensation cost on awards				$ 100.5			$ 0.2			$ 8.7
Recognized compensation cost, weighted-average period, years				2 years 2 months 12 days			3 months 18 days			1 year 9 months 18 days
Share options award, outstanding	814,000	1,346,000					814,000
Share option awards, exercisable, increment										3 years			3 years
Performance awards, granted, aggregate grant-date fair value										8.2	7.2	3.1
Performance awards, vested, aggregate fair value										7.4	5.3	5.6
Recognized compensation expense										6.6	9.7	6.7
Employee match													100.00%
Maximum percentage of eligible employee compensation to be matched by employer																5.00%
Total matching contributions													21.1	16.5	12.8
Profit sharing contribution provisions													$ 55.3	$ 45.1	$ 21.1